UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-06103

Investors Cash Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  5/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2013 (Unaudited)

DWS Variable NAV Money Fund
	Principal Amount ($)	Value ($)
Certificates of Deposit and Bank Notes 14.7%
Banco del Estado de Chile:
0.26%, 10/16/2013	450,000	450,000
0.27%, 11/14/2013	1,000,000	999,950
Credit Suisse, 0.25%, 8/8/2013	1,500,000	1,500,150
DZ Bank AG:
0.21%, 8/2/2013	1,000,000	999,930
0.21%, 8/12/2013	250,000	249,980
Industrial & Commercial Bank of China, 0.4%, 8/9/2013	1,000,000	1,000,290
Norinchukin Bank, 0.2%, 6/12/2013	500,000	500,005
Rabobank Nederland NV:
0.27%, 9/9/2013	500,000	500,110
0.405%, 1/8/2014	1,000,000	1,000,770
Svenska Handelsbanken AB, 0.255%, 9/26/2013	500,000	500,075

Total Certificates of Deposit and Bank Notes (Cost $7,700,833)		7,701,260
Commercial Paper 58.6%
Issued at Discount *
Antalis U.S. Funding Corp., 144A, 0.23%, 6/13/2013	750,000	749,962
ASB Finance Ltd., 0.2%, 9/16/2013	2,000,000	1,998,640
Autobahn Funding Co., LLC, 144A, 0.16%, 6/7/2013	750,000	749,980
Bryant Park Funding, 144A, 0.1%, 6/3/2013	2,000,000	1,999,977
Caisse Centrale Desjardins du Quebec, 0.205%, 8/19/2013	2,000,000	1,998,940
Collateralized Commercial Paper II Co., LLC, 144A, 0.225%, 9/16/2013	1,000,000	999,160
CPPIB Capital, Inc., 0.23%, 1/3/2014	510,000	509,235
DBS Bank Ltd., 144A, 0.26%, 10/4/2013	500,000	499,590
Erste Abwicklungsanstalt, 0.245%, 10/16/2013	400,000	399,632
Hannover Funding Co., LLC:
0.24%, 6/4/2013	1,500,000	1,499,970
0.25%, 7/1/2013	426,000	425,936
Kells Funding LLC, 144A, 0.24%, 9/18/2013	1,500,000	1,499,040
Kreditanstalt Fuer Wiederaufbau, 144A, 0.2%, 7/5/2013	500,000	499,960
Manhattan Asset Funding Co., LLC, 144A, 0.2%, 7/11/2013	1,000,000	999,790
Natixis U.S. Finance Co., LLC, 0.135%, 6/3/2013	2,000,000	1,999,975
Nieuw Amsterdam Receivables Corp., 144A, 0.2%, 8/7/2013	500,000	499,825
Regency Markets No. 1 LLC:
144A, 0.17%, 6/19/2013	500,000	499,960
144A, 0.17%, 6/20/2013	1,443,000	1,442,870
Scaldis Capital LLC, 0.19%, 7/25/2013	2,000,000	1,999,460
Sinopec Century Bright Capital Investment Ltd.:
0.27%, 6/6/2013	1,500,000	1,499,970
0.27%, 6/25/2013	500,000	499,945
Standard Chartered Bank:
0.18%, 8/12/2013	1,000,000	999,650
0.27%, 7/11/2013	600,000	599,898
Straight-A Funding LLC, 144A, 0.17%, 6/18/2013	500,000	499,985
Sydney Capital Corp.:
144A, 0.24%, 6/14/2013	500,000	499,980
144A, 0.25%, 8/14/2013	1,000,000	999,630
UOB Funding LLC, 0.24%, 7/29/2013	500,000	499,845
Victory Receivables Corp., 144A, 0.2%, 6/26/2013	1,500,000	1,499,820
Working Capital Management Co.:
144A, 0.2%, 6/4/2013	426,000	425,996
144A, 0.2%, 7/1/2013	300,000	299,961
144A, 0.21%, 7/10/2013	1,000,000	999,820

Total Commercial Paper (Cost $30,596,187)		30,596,402
Short-Term Notes 12.0%
ANZ New Zealand International Ltd., 144A, 1.28%, 12/20/2013	1,000,000	1,004,840
Australia & New Zealand Banking Group Ltd., 144A, 0.338%, 5/12/2014	500,000	499,917
Bank of Nova Scotia, 0.2%, 8/9/2013	500,000	500,070
Canadian Imperial Bank of Commerce, 0.28%, 5/16/2014	1,000,000	1,000,550
China Construction Bank Corp., 0.428%, 10/20/2014	500,000	500,000
JPMorgan Chase Bank NA, 0.355%, 4/22/2019	1,000,000	1,000,008
National Australia Bank Ltd., 0.279%, 8/13/2013	500,000	500,115
Royal Bank of Canada, 0.28%, 4/17/2014	500,000	500,080
Wells Fargo Bank NA, 0.186%, 11/22/2013	250,000	250,000
Westpac Banking Corp., 0.3%, 11/15/2013	500,000	500,375

Total Short-Term Notes (Cost $6,255,607)		6,255,955
Municipal Bonds and Notes 9.3%
Beaver County, PA, Industrial Development Authority, FirstEnergy Nuclear Generation Corp., Series B, 0.08% **, 12/1/2035, LOC: Citibank NA	245,000	245,000
Colorado, State Educational & Cultural Facilities Authority Revenue, National Jewish Federation, Series D3, 0.08% **, 12/1/2037, GTY: Milwaukee Jewish Federation, Inc., LOC: JPMorgan Chase Bank NA	1,000,000	1,000,000
Gulf Coast, TX, Industrial Development Authority, Exxon Mobil Project, 0.04% **, 11/1/2041	1,000,000	1,000,000
Harris County, TX, Cultural Education Facilities Finance Corp., Special Facilities Revenue, Texas Medical Center, Series B-2, 0.07% **, 9/1/2031, LOC: JPMorgan Chase & Co.	215,000	215,000
Illinois, State Finance Authority Industrial Development Revenue, Fitzpatrick Brothers, Inc., 0.17% **, 4/1/2033, LOC: Northern Trust Co.	185,000	185,000
Louisiana, State Public Facilities Authority Hospital Revenue, Franciscan Missionaries, Series D, 0.07% **, 7/1/2028, LOC: U.S. Bank NA	1,000,000	1,000,000
Maine, State Housing Authority Mortgage Revenue, Series B, AMT, 0.14% **, 11/15/2036, SPA: State Street Bank & Trust Co.	400,000	400,000
Nuveen Premier Income Municipal Fund 2, Inc., Series 1-4895, 144A, AMT, 0.22% **, 5/1/2041, LIQ: Barclays Bank PLC	500,000	500,000
Pennsylvania, State Economic Development Financing Authority Revenue, NHS-AVS LLC, 0.11% **, 12/1/2038, LOC: TD Bank NA	305,000	305,000

Total Municipal Bonds and Notes (Cost $4,850,000)		4,850,000
Government & Agency Obligation 0.3%
U.S. Treasury Obligations
U.S. Treasury Bill, 0.177% *, 10/17/2013 (Cost $164,888)	165,000	164,962
Repurchase Agreements 5.1%
BNP Paribas, 0.09%, dated 5/31/2013, to be repurchased at $2,669,690 on 6/3/2013 (a) (Cost $2,669,670)	2,669,670	2,669,670

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $52,237,185) †	100.0	52,238,249
Other Assets and Liabilities, Net	0.0	(18,166)

Net Assets	100.0	52,220,083

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Annualized yield at time of purchase; not a coupon rate.
**
Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of May 31, 2013.

†
The cost for federal income tax purposes was $52,237,185.  At May 31, 2013, net unrealized appreciation for all securities based on tax cost was $1,064.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,638 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,574.

(a) Collateralized by $2,474,202 Government National Mortgage Association, with the various coupon rates from 3.5-8.0%, with various maturity dates of 10/20/2014-11/15/2041 with a value of $2,723,063.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
GTY: Guaranty Agreement
LIQ: Liquidity Facility
LOC: Letter of Credit
SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Investment in Securities(b)	$—	$49,568,579	$—	$49,568,579
Repurchase Agreements	—	2,669,670	—	2,669,670
Total	$—	$52,238,249	$—	$52,238,249

There have been no transfers between fair value measurement levels during the period ended May 31, 2013.
(b)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Variable NAV Money Fund, a series of Investors Cash Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 19, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 19, 2013